Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents

	December 31, 2022	December 31, 2021
Non-interest bearing
Cash and demand deposits with banks	93,032	115,651

Interest bearing¹
Demand deposits with banks	258,239	437,644
Cash equivalents	1,749,516	1,626,538
Sub-total - Interest bearing	2,007,755	2,064,182

Total cash and cash equivalents	2,100,787	2,179,833
¹ Interest bearing cash and cash equivalents includes certain demand deposits with banks as at December 31, 2022 in the amount of $157.2 million (December 31, 2021: $280.5 million) that are earning interest at a negligible rate.